UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28-12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                Omaha, NE              November 03, 2010
-----------------------                ---------              -----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           49

Form 13F Information Table Value Total:                     $108,377
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER                OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                                 common stock   88579Y101    57000        4942      Y        X
AT&T                                       common stock   00206R102      200           6      Y        X
American Express Company                   common stock   025816109     1000          42      Y        X
Amgen, Inc.                                common stock   031162100    77704        4282      Y        X
Avon Products                              common stock   054303102   134300        4312      Y        X
BP PLC ADR                                 common stock   055622104   112428        4629      Y        X
Becton Dickinson & Company                 common stock   075887109    63675        4718      Y        X
Berkshire Hathaway Class B                 common stock   084670702    57148        4725      Y        X
Boeing Company                             common stock   097023105    65538        4361      Y        X
Bristol-Myers Squibb Company               common stock   110122108   203502        5517      Y        X
C S X Corporation                          common stock   126408103      300          17      Y        X
CVS Caremark Corporation                   common stock   126650100   142759        4493      Y        X
Caterpillar, Inc.                          common stock   149123101    93865        7385      Y        X
Chevron Corporation                        common stock   166764100     1594         129      Y        X
Cisco Systems, Inc.                        common stock   17275R102     1275          28      Y        X
Coca Cola Company                          common stock   191216100     1827         107      Y        X
Colgate Palmolive                          common stock   194162103      600          46      Y        X
ConocoPhillips                             common stock   20825C104      332          19      Y        X
Devon Energy Corporation                   common stock   25179M103    65152        4218      Y        X
Duke Energy Corporation                    common stock   26441C105     2000          35      Y        X
Emerson Electric                           common stock   291011104     1000          53      Y        X
Exxon Mobil Corporation                    common stock   30231G102      623          38      Y        X
General Electric Company                   common stock   369604103   140321        2280      Y        X
Honda Motor Company                        common stock   438128308   130350        4639      Y        X
Intel Corporation                          common stock   458140100      200           4      Y        X
Johnson & Johnson                          common stock   478160104    72122        4469      Y        X
Kimberly-Clark Corporation                 common stock   494368103    74031        4816      Y        X
Level 3 Communications                     common stock   52729N100     2120           2      Y        X
McDonald's Corporation                     common stock   580135101    42851        3193      Y        X
Medtronic, Inc.                            common stock   585055106      600          20      Y        X
Microsoft Corporation                      common stock   594918104   219346        5372      Y        X
Mirant Corp. Series A Warrants (Equity)    common stock   60467R118      109           0      Y        X
Pepsico, Inc.                              common stock   713448108      500          33      Y        X
Pfizer, Inc.                               common stock   717081103   174699        3000      Y        X
PowerShares Water Resources Portfolio      common stock   73935X575   224025        3708      Y        X
Procter & Gamble                           common stock   742718109     1850         111      Y        X
Royal Dutch Shell ADR                      common stock   780259206      175          11      Y        X
SPDR Gold Trust                            common stock   78463V107     2200         281      Y        X
Schlumberger Limited                       common stock   806857108      776          48      Y        X
Target Corporation                         common stock   87612E106      500          27      Y        X
The Bank of New York Mellon Corporation    common stock   064058100    89391        2336      Y        X
The Southern Company                       common stock   842587107     1850          69      Y        X
Tsakos Energy Navigation Limited           common stock   G9108L108   179281        2388      Y        X
U.S. Bancorp                               common stock   902973304   103581        2239      Y        X
Valero Energy Corporation                  common stock   91913Y100    99837        1748      Y        X
Verizon Communications                     common stock   92343V104   152400        4967      Y        X
Wal-Mart Stores, Inc.                      common stock   931142103    94872        5078      Y        X
Zimmer Holdings, Inc.                      common stock   98956P102    65688        3437      Y        X
Red Oak Hereford Farms 4% Cum Convertible  pref stock     756990875     2000           0      Y        X